Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Common stock	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Cumulative Effect, Period of Adoption, Adjustment	Retained Earnings (Accumulated Deficit)	Retained Earnings (Accumulated Deficit) Cumulative Effect, Period of Adoption, Adjustment	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Cumulative Effect, Period of Adoption, Adjustment	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Cumulative Effect, Period of Adoption, Adjustment	Preferred Stock	Treasury Stock, Common
Beginning Balance at Dec. 31, 2019		$ 8	$ 7,776		$ (692)		$ (2,229)		$ 2,233		$ 0	$ (1,867)
Beginning Balance (Shares) at Dec. 31, 2019		817,800,000									0	153,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 152		0		46		0		98
Total foreign currency translation adjustment, net of income tax	140		0		0		192		(52)
Total change in derivative fair value, net of income tax			0		0		(237)		(29)
Total pension adjustments, net of income tax	(13)		0		0		(12)		(1)
OTHER COMPREHENSIVE INCOME (LOSS)	(167)						(57)		(82)
Fair value adjustment (2)			(4)		0		0		0
Gain (Loss) on Disposition of Business	$ (95)
Distributions to noncontrolling interests			0		0		0		419
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests			(89)		0		(121)		(49)
Sales to noncontrolling interests			260		0		9		210
Dividends, Common Stock, Cash			(386)		0		0		0
Stock Issued and exercised during period, shares, share-based compensation		600,000										(900,000)
Issuance and exercise of stock-based compensation benefit plans, net of income tax		$ 0	4		0		0		0			$ 9
Ending Balance at Dec. 31, 2020		$ 8	7,561		(680)		(2,397)		2,086	$ (16)	$ 0	$ (1,858)
Ending Balance (Shares) at Dec. 31, 2020		818,400,000									0	153,000,000.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity Attributable to Parent				$ 0		$ (34)		$ 0
Noncontrolling Interest, Amount Represented by Preferred Stock			0		0		1		111
Common Stock, Dividends, Per Share, Declared	$ 0.6095
Net income (loss)	$ (951)		0		(409)		0		(536)
Total foreign currency translation adjustment, net of income tax	(127)		0		0		(83)		(44)
Total change in derivative fair value, net of income tax			0		0		247		126
Total pension adjustments, net of income tax	27		0		0		24		3
OTHER COMPREHENSIVE INCOME (LOSS)	292						188		85
Fair value adjustment (2)			(4)		0		0		0
Gain (Loss) on Disposition of Business	(1,683)
Disposition of business interests (3)		$ 0	0		0		0		(132)			$ 0
Distributions to noncontrolling interests			0		0		0		281
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests			(9)		0		(11)		(4)
Contributions from noncontrolling interests			0		0		0		220
Sales to noncontrolling interests			(7)		0		0		180
Proceeds from Issuance of Preferred Stock and Preference Stock			(29)
Dividends, Common Stock, Cash		$ 0	(406)		0		0		0			$ 0
Stock Issued and exercised during period, shares, share-based compensation		300,000										(1,000,000.0)
Issuance and exercise of stock-based compensation benefit plans, net of income tax		$ 0	0		0		0		0			$ 13
Ending Balance at Dec. 31, 2021	4,567	$ 8	7,106		(1,089)		(2,220)		1,769		$ 838	$ (1,845)
Ending Balance (Shares) at Dec. 31, 2021		818,700,000									1,000,000.0	152,000,000.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity Attributable to Parent	2,798
Noncontrolling Interest, Amount Represented by Preferred Stock			0		0		0		151
Preferred Stock, Shares Issued											1,000,000.0
Preferred stock (without par value, 50,000,000 shares authorized; 1,043,050 issued and outstanding at December 31, 2022 and December 31, 2021)	$ 838										$ 838
Common Stock, Dividends, Per Share, Declared	$ 0.6399
Net income (loss)	$ (505)		0		(546)		0		128
Total foreign currency translation adjustment, net of income tax	(36)		0		0		(37)		1
Total change in derivative fair value, net of income tax			0		0		689		41
Total pension adjustments, net of income tax	14		0		0		10		4
OTHER COMPREHENSIVE INCOME (LOSS)	748						662		46
Gain (Loss) on Disposition of Business	(9)
Distributions to noncontrolling interests			0		0		0		200
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests			(78)		0		(80)		(387)
Contributions from noncontrolling interests			0		0		0		178
Sales to noncontrolling interests			78		0		(2)		473
Dividends, Common Stock, Cash			(428)		0		0		0
Stock Issued and exercised during period, shares, share-based compensation		100,000										(2,000,000.0)
Issuance and exercise of stock-based compensation benefit plans, net of income tax		$ 0	10		0		0		0			$ 23
Ending Balance at Dec. 31, 2022	4,504	$ 8	6,688		(1,635)		(1,640)		2,067		$ 838	$ (1,822)
Ending Balance (Shares) at Dec. 31, 2022		818,800,000									1,000,000.0	150,000,000.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustments to Additional Paid in Capital, Other	13
Stockholders' Equity Attributable to Parent	$ 2,437
Noncontrolling Interest, Amount Represented by Preferred Stock			$ 0		$ 0		$ 0		$ 60
Preferred Stock, Shares Issued	1,043,050
Preferred stock (without par value, 50,000,000 shares authorized; 1,043,050 issued and outstanding at December 31, 2022 and December 31, 2021)	$ 838